Condensed Consolidated Statements of Cash Flow kr in Thousands, kr in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2026 SEK (kr)		Jun. 30, 2025 SEK (kr)		Dec. 31, 2025 SEK (kr)	Dec. 31, 2024 SEK (kr)
Cash flow from operating activities
Loss before income tax	kr (1,120,692)		kr (888,048)		kr (1,722,710)	kr (962,280)
Adjustments for non-cash items	487,705		645,328		1,050,391	332,894
Interest received	247		127		5,080	21,777
Interest paid	(42,631)		(67,502)		(109,432)	(64,533)
Income tax paid	(4,487)		(4,628)		(7,081)	(3,020)
Net changes in working capital	143,146		29,559		42,041	285,549
Net cash used in operating activities	(536,712)		(285,164)		(741,711)	(389,612)
Cash flow from investing activities
Purchase of property, plant and equipment	(49,413)		(77,431)		(164,581)	(165,312)
Investments in interest in related company	(7,500)					(6,525)
Investments in short-term deposits					(1,218)	(738)
Proceeds from sale of property, plant and equipment	7,983		31,417		22,700	57,493
Proceeds from sale of non-current asset, design business	33,254
Net (placement in)/disposal of non-current deposits	(575)		10,777
Net cash used in investing activities	(16,251)		(35,237)		(143,099)	(115,082)
Cash flow from financing activities
Proceeds from reverse recapitalization, net	8,579
Proceeds from issue of ordinary shares and warrants	1,060,717	[1]	107,040	[1]	774,042	309,456
Proceeds from loans and borrowings					16,743	6,650
Proceeds from issue of convertible debentures			246,913		246,912	319,887
Transaction costs related to the issue of shares	(6,012)
Change in factoring facility	35,313		72,628		205,236	166,216
Repayment of loans and borrowings	(3,971)					(320,000)
Repayment of lease liabilities	(74,008)		(64,520)		(137,218)	(121,975)
Cash paid due to settlements of derivative financial instruments					(10,914)	(3,787)
Net cash flow provided by financing activities	1,020,618		362,061		1,094,800	356,447
Net cash flow for the period	467,655		41,660		209,991	(148,247)
Cash at the beginning of the period	278,825		74,165		74,165	221,048
Exchange rate differences in cash	1,121		(3,025)		(5,330)	1,364
Cash at the end of the period	kr 747,601		kr 112,800		kr 278,825	kr 74,165

[1]	Proceeds from the PIPE Financing are translated at the exchange rates prevailing on the dates the payments were received, whereas the gross proceeds of SEK 1,067,671 thousand disclosed in Note 16 are translated at the exchange rate on the Closing Date, June 9, 2026; the difference is SEK 6,916 thousand. The remaining difference relates to repurchase of employee warrants.